Significant Accounting Policies (Details Narrative) - USD ($)		2 Months Ended	6 Months Ended
	Jan. 14, 2021	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Cash equivalents		$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties Accrued		0	0
Stock Issued			101,131,827
Cash FDIC amount		$ 250,000	250,000
Shares forfeited during the period		375,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant liability expense			359,874
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received Per Transaction	$ 6,038,360		6,108,360
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued			$ 5,958,600
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Shares exercised during the period	375,000